Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (22,657,899)	$ (11,338,709)	$ (44,520,635)	$ 96,463,523
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	8,510,920		2,088,725
Non-cash lease expense	213,550
Depreciation on property and equipment	215,494	192,352	392,873	45,383
Loss on disposal of property and equipment				73
Accreted interest				(203,632)
Provision for legal contingency loss				836,308
Interest income on notes receivable	(11,778)
Foreign exchange (gain) loss, net	(905,850)	2,607,456	2,643,261	184,747
Investment (income) loss, net	(1,281,496)	3,535,053	8,937,431	(130,255,232)
Loss on equity method investment				1,596,555
Allowance for credit loss on financial instruments	333,276
Change in fair value of warrant liabilities	(2,375)		(8,952)
Change in fair value of forward share purchase liability	82,182		5,392,293
Loss on settlement of forward share purchase agreement	378,895
Reversal of annual bonus accrued in prior year	(3,763,847)
Change in operating assets and liabilities:
Accounts receivable	(1,005,597)	40,992	(1,947,089)	1,735,113
Loans receivable	13,319	2,320,527	2,319,054	16,728,359
Deposit, prepayments, and others receivables	(3,629,837)	(420,678)	(198,512)	(1,979,015)
Accounts payable and accrued liabilities	6,578,049	(124,238)	10,877,792	(432,770)
Escrow liabilities	(2,032,965)	633,539	(4,998,181)	(9,800,663)
Lease liabilities	(161,274)
Income tax payable	(138,590)	104,890	(282,459)	22,927,192
Net cash used in operating activities	(19,265,823)	(2,448,816)	(19,304,399)	(2,154,059)
Cash flows from investing activities:
Proceeds from sale of long-term investments	3,976,657	1,861,348	1,853,473	186,820,950
Payment of earnest deposit, the shareholder				(7,182,131)
Addition in long-term investments, related party			(16,228,690)	(523,269)
Purchase of notes receivable	(589,086)
Dividends received from long-term investments	1,167,433		1,154,749
Addition in long-term investments		(7,849,676)		(2,904,522)
Proceeds from redemption of corporate bonds, related party				1,286,628
Purchase of property and equipment	(77,969)	(864,961)	(968,367)	(3,603)
Net cash provided by (used in) investing activities	4,477,035	(6,853,289)	(14,188,835)	177,494,053
Cash flows from financing activities:
Advances from holding company	6,849,425	4,298,479
Settlement of forward share purchase agreement	(13,952,683)
Advances from (repayment to) the shareholder			9,752,275	(163,798,115)
Proceeds from borrowings	1,786,640		4,464,391
Dividend paid to holding company		(17,437,805)	(17,437,805)
Cash proceeds from reverse recapitalization, net of redemption			15,356,580
Repayment of bank borrowings				(73,591)
Net cash used in financing activities	(5,316,618)	(13,139,326)	12,135,441	(163,871,706)
Effect on exchange rate change on cash, cash equivalents and restricted cash	49,765	(310,995)	(429,542)	(155,154)
Net change in cash, cash equivalent and restricted cash	(20,055,641)	(22,752,426)	(21,787,335)	11,313,134
BEGINNING OF PERIOD	51,294,072	73,081,407	73,081,407	61,768,273
END OF PERIOD	31,238,431	50,328,981	51,294,072	73,081,407
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash received from income tax recoverable			125,353
Cash paid for income taxes	138,310		531,592
Cash paid for interest	412,776		140,644	1,200
Cash received for interest	356,003
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	3,783,780	15,209,645	6,449,876	38,595,610
Restricted cash	27,454,651	35,119,336	44,844,196	34,485,797
Total cash, cash equivalents and restricted cash	31,238,431	50,328,981	51,294,072	73,081,407
SUPPLEMENTAL NON-CASH DISCLOSURES
Issuance of ordinary shares to settle finder fee	4,000,000
Forgiveness of amount due to holding company	8,600,000
Operating lease right-of-use asset obtained in exchange for operating lease liabilities	12,512,585
Purchase of property and equipment, through earnest deposit		7,205,118	7,182,131
Special dividend to the shareholder offset with amount due from the shareholder			29,562,195
Issuance of ordinary shares to settle payables			7,203,070
Transaction costs in related to Business Combination			8,308,754
Forgiveness of amount due to shareholder			6,000,000
Liability assumed related to forward share purchase agreement			$ 13,491,606
Special dividend to the holding company offset with amount due from the holding company		$ 29,562,195